Other financial assets	12 Months Ended
Mar. 31, 2024
Disclosure of financial assets [abstract]
Other financial assets
11.
Other financial assets

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Non-current
Financial assets at amortised cost
Security deposits	301	377	5
Loans to related parties (refer Note 41)	55	121	1
Deferred consideration receivable	898	821	10
Bank deposits with remaining maturity for more than twelve months (refer Note 15)	1,003	2,888	35

Financial assets designated as a hedge instrument at fair value
Derivative instruments- hedge instruments	4,216	2,593	31

Total	6,473	6,800	82

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Current
Financial assets at amortised cost
Loans to related parties (refer Note 41)	—	110	1
Security deposits	54	166	2
Deferred consideration receivable	1,511	206	2
Advances recoverable	700	1,449	17
Government grant receivable	353	322	4
Interest accrued on fixed deposits	555	1,003	12
Interest accrued on loans to related parties (refer Note 41)	—	4	0
Others	975	438	5

Financial assets designated as a hedge instrument at fair value
Derivative instruments- hedge instruments	2,120	973	12

Total	6,268	4,671	56

Loans and receivables are non-derivative financial assets which generate fixed interest income for the Group. The carrying value may be affected by changes in the credit risk of the counterparties.